Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
20. LEASES
Lessee
The Company has operating leases for buildings, land, telecommunication services, and rail cars and finance leases for land and buildings. Emera’s leases have remaining lease terms of 2 years to 61 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain they will be exercised.
As at December 31 December 31
millions of dollars
Classification 2025 2024
Operating leases:
Right-of-use asset
Other long-term assets
$ 48 $
52
Operating lease liabilities
Current
Other current liabilities
1
3
Long-term
Other long-term liabilities
53
54
Total
operating lease liabilities
$ 54 $
57
Finance leases:
Right-of-use asset PP&E $ 66 $
21
Finance lease liabilities
Current
Other current liabilities 3 -
Long-term
Other long-term liabilities 66
21
Total
finance lease liabilities
$ 69 $
21
The amounts recognized in the Consolidated Statements of Income consisted of the following:
For the
Year ended December
millions of dollars
Classification 2025 2024
Operating leases:
Operating Lease expense
OM&G $ 15 $
11
Finance leases:
Variable costs for power generation finance
leases
Regulated fuel for generation
and purchased power
$ 115 $
112
Amortization of right-of-use asset
Depreciation and
amortization
4 -
Interest on finance lease liability
Interest expense, net 3 -
Total
finance lease liabilities
$ 122 $
112
Future minimum lease payments under non-cancellable
leases for each of the next five years and in
aggregate thereafter are as follows:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Operating leases:
Minimum lease payments $
3 $
3 $
3 $
3 $
3 $
109 $
124
Less imputed interest (70)
Total
future minimum lease payments for operating leases
$
54
Finance Leases:
Minimum lease payments $
4 $
4 $
4 $
4 $
4 $
161 $
181
Less imputed interest (112)
Total
future minimum payments for finance leases
$
69
Additional information related to Emera's leases is as follows:
For the Year ended December 31 Year ended December 31
millions of dollars (except as indicated) 2025 2024
Operating
Leases
Finance
Leases
Operating
Leases
Finance
Leases
Cash paid for amounts included in the
measurement of lease liabilities:
Operating cash flows for leases
$
10 $
3 $
10 $
1
Right-of-use assets obtained in exchange for
lease obligations
$
-
$
-
$
-
$
-
Operating leases
$
22 $
-
$ $
Finance leases
$
-
$
49 $
-
$
16
Weighted average remaining lease term (years)
44
33
44
31
Weighted average discount rate 3.98% 5.54% 3.96% 5.20%
Lessor
The Company’s net investment in direct finance
and sales-type leases primarily relates to Brunswick
Pipeline, Seacoast, compressed natural gas (“CNG”)
stations, a renewable natural gas (“RNG”) facility
and heat pumps.
The Company manages its risk associated with the residual
value of the Brunswick Pipeline lease
through proper routine maintenance of the asset.
Customers have the option to purchase CNG station assets
by paying a make-whole payment at the date
of the purchase based on a targeted internal rate of return
or may take possession of the CNG station
asset at the end of the lease term for no cost. Customers
have the option to purchase heat pumps at the
end of the lease term for a nominal fee.
Direct finance and sales-type lease unearned income is recognized in income over the life of the lease
using a constant rate of interest equal to the internal
rate of return on the lease and is recorded as
“Operating revenues – regulated gas” and “Other income,
net” on the Consolidated Statements of
Income.
The total net investment in direct finance and sales-type
leases consist of the following:
As at December 31 December 31
millions of dollars
2025 2024
Total
minimum lease payment to be received
$
1,180 $
1,310
Less: amounts representing estimated executory costs (166) (182)
Minimum lease payments receivable $
1,014 $
1,128
Estimated residual value of leased property (unguaranteed)
183
183
Less: Credit loss reserve (1) (2)
Less: unearned finance lease income (580) (655)
Net investment in direct finance and sales-type leases $
616 $ 654
Principal due within one year (included in "Receivables and other current assets")
44
44
Net Investment in direct finance and sales type leases – long-term $ 572 $ 610
As at December 31, 2025, future minimum lease payments
to be received for each of the next five years
and in aggregate thereafter were as follows:
millions of dollars 2026 2027 2028 2029 2030 Thereafter Total
Minimum lease payments to be
received
$
97 $
96 $
96 $
95 $
94 $
702 $
1,180
Less: executory costs (166)
Total $
1,014